Profit / (loss) per share	6 Months Ended
Jun. 30, 2025
Earnings per share [abstract]
Profit / (loss) per share	oss) per share
The calculation of basic profit / (loss) per share for the six months ended 30 June 2025 and 2024 is as follows (in thousands, except for share and per share amounts):

	2025	2024
Earnings
Profit / (loss) for the period	141,718	(153,504)
Number of shares
Weighted average number of ordinary shares outstanding	285,521,142	252,218,456
Basic profit / (loss) per share	0.50	(0.61)

Diluted earnings per share is calculated to give effect to the potential dilutive effect that could occur if additional ordinary shares were assumed to be issued under securities or instruments that may entitle their holders to obtain ordinary shares in the future, which include share-based compensation awards (see Note 17—Share-based payments for additional details). The number of additional shares for inclusion in the diluted earnings per share calculation was determined using the treasury stock method.
The calculation of diluted profit (loss) per share for the six months ended 30 June 2025 and 2024 is as follows (in thousands, except for share and per share amounts):

	2025	2024
Earnings
Profit (loss) for the period	141,718	(153,504)
Fully diluted profit (loss) for the period	141,718	(153,504)
Number of shares
Weighted average number of ordinary shares outstanding	285,521,142	252,218,456
Dilutive effect of share-based compensation	1,387,482	—
Weighted average number of diluted ordinary shares outstanding	286,908,624	252,218,456
Diluted profit (loss) per share	0.49	(0.61)